Nature of expenses - Research and Development Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nature of expenses
Research and development expenses	$ 13,466,234	$ 15,505,346
Amortization of intangible asset
Nature of expenses
Research and development expenses	55,795	55,795
Preclinical development
Nature of expenses
Research and development expenses	726,790	2,085,692
Chemistry, manufacturing and controls
Nature of expenses
Research and development expenses	3,391,560	1,571,048
Licensing and patent legal fees
Nature of expenses
Research and development expenses	449,183	535,066
Clinical and regulatory
Nature of expenses
Research and development expenses	2,924,649	5,845,332
Salaries and benefits
Nature of expenses
Research and development expenses	4,356,192	3,702,721
Stock-based compensation
Nature of expenses
Research and development expenses	1,128,814	1,003,970
Other research and development
Nature of expenses
Research and development expenses	$ 433,249	$ 705,722